Subsequent Event (Details)							12 Months Ended
		Feb. 23, 2017 USD ($) facility MW	Feb. 07, 2017 USD ($) facility MW	Feb. 02, 2017 USD ($) MW	Oct. 14, 2016 $ / shares shares	Feb. 24, 2016 USD ($) Position shares	Dec. 31, 2016 USD ($) Extensions $ / shares	Jan. 10, 2017 USD ($)	Dec. 09, 2016 shares	Jun. 27, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 01, 2012 shares
Subsequent Event [Line Items]
Long-term debt							$ 9,099,000,000				$ 7,416,000,000
Number of Discretionary Extensions, Maximum | Extensions							4
Class of warrant or right, outstanding | shares												15,600,000
Warrants to purchase shares of common stock | $ / shares							$ 40
Term of warrants							5 years
Delta Stock Purchase Agreement
Subsequent Event [Line Items]
Maximum borrowing capacity							$ 50,000,000
PIPE Stock Purchase Agreement | Parent
Subsequent Event [Line Items]
Investor rights agreement, number of board designations | Position						1
Delta Stock Purchase Agreement
Subsequent Event [Line Items]
Acquisition costs							$ 5,000,000
Revolving Credit Facility, Tranche B
Subsequent Event [Line Items]
Line of credit facility, amount outstanding										$ 75,000,000
Term Loan, Tranche C, Due 2023
Subsequent Event [Line Items]
Interest rate decrease							0.75%
Letter of Credit
Subsequent Event [Line Items]
Credit facility optional extension period							1 year
Secured Debt | Dynegy, Inc
Subsequent Event [Line Items]
Long-term debt							$ 2,572,000,000				916,000,000
Secured Debt | Term Loan, Tranche C, Due 2023 | Dynegy, Inc
Subsequent Event [Line Items]
Long-term debt	[1]						$ 2,000,000,000				$ 0
Secured Debt | Term Loan, Tranche C, Due 2023 | Dynegy Finance IV, Inc.
Subsequent Event [Line Items]
Debt instrument term							7 years
Revolving Facility | Illinois Power Marketing
Subsequent Event [Line Items]
Credit facility tenor							1 year
Affiliated Entity | Restructuring Support Agreement | Genco And Ad Hock Group Of Shareholders
Subsequent Event [Line Items]
Class of warrant or right, outstanding | shares					10,000,000				8,700,000
Warrants to purchase shares of common stock | $ / shares					$ 35
Term of warrants					7 years
Common Stock | PIPE Stock Purchase Agreement | Parent
Subsequent Event [Line Items]
Stock to be issued, shares | shares						13,711,152
Stock to be issued, value						$ 150,000,000
Investor rights agreement, minimum stock ownership threshold						10.00%
Subsequent Event | GSENA
Subsequent Event [Line Items]
Power acquired | MW			9,017
Natural gas power facilities acquired | facility			15
Coal-fired power facilities | facility			1
Cash exchanged			$ 3,300,000,000
Subsequent Event | ECP Purchase Agreements
Subsequent Event [Line Items]
Cash exchanged				$ 375,000,000
Subsequent Event | Zimmer Power Stations
Subsequent Event [Line Items]
Ownership interest received		25.40%
Ownership interest after transaction		71.90%
Subsequent Event | Conesville
Subsequent Event [Line Items]
Ownership interest given		40.00%
Value of debt incurred		$ 0
Cash exchanged		$ 0
Subsequent Event | Revolving Credit Facility, Tranche B
Subsequent Event [Line Items]
Line of credit facility, amount outstanding								$ 45,000,000
Subsequent Event | Natural Gas | PJM
Subsequent Event [Line Items]
Number of facilities divested | facility		2
Cash considerations		$ 480,000,000
Facilities divested, power | MW		1,269
ISO-NE | Subsequent Event | SENE Capacity Zone
Subsequent Event [Line Items]
Power divested | MW				224

[1]	At December 31, 2016, the escrowed term loan, under the Finance IV Credit Agreement, was secured by first-priority liens on amounts in the applicable escrow account which was classified as long-term Restricted cash in our consolidated balance sheet. Upon the close of the Delta Transaction, this debt obligation became Dynegy Inc.’s secured obligation. Please read Finance IV Credit Agreement below for further discussion.